SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

In connection with the preparation of the financial statements for the year ended December 31, 2020, the Company has evaluated subsequent events, for both conditions existing and not existing at December 31, 2020, and concluded there were no subsequent events to recognize in the financial statements.

In January 2021, the Company’s board of directors approved the 2021 Share Incentive Plan (the “2021 Plan”). The 2021 Plan will replace the 2009 Plan and 2014 Plan, and 10,526,235 shares reserved for future issuance under 2009 Plan and 2014 Plan will be removed and added to share reserve under the 2021 Plan. If outstanding share awards issued under the 2009 Plan and 2014 Plan 1) expire or terminate for any reason prior to exercise or settlement, 2) are forfeited, canceled or otherwise returned to the Company because of the failure to meet vesting conditions, or 3) are reacquired, withheld to satisfy a tax withholding obligation in connection with an award or to satisfy the purchase price or exercise price of a share award (collectively, the “Returning Shares”), will be added back to the 2021 Plan. The 2021 Plan provides for the grant of incentive share options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory share options, restricted shares. Restricted Share Units (RSUs), share appreciation rights, performance based awards and cash based awards to the Company’s employees, directors, and consultants and its parent and subsidiary corporations’ employees and consultants. The 2021 Plan became effective in January 2021. 84,809,827 shares were authorized to issue under the 2021 Plan.

In January through July 2021, the Company’s board of directors granted a total of 8,402,925 share options with a weighted average exercise price of $2.85. The aggregate grant date fair value of the share options is estimated to be $24.0 million. The share options will vest 25% after the first year of service and ratably each month over the remaining three years contingent on continued employment with the Company on each vesting date.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Share Purchase Agreement (“Amendment No. 1”) entered into September 2020 (refer to Note 7). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 133,818,821 Series E convertible preferred shares at $2.99 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred shareholders other than Ayar (“Eligible Holders”) to purchase up to 23,737,221 Series E convertible preferred shares on a pro rata basis at $2.99 per share, aggregating to $71.0 million.

Along with the execution of the Amendment No. 1, the Company also increased the authorized number of common shares and convertible preferred shares to 1,316,758,889 and 1,155,909,398 shares, respectively.

On February 22, 2021, Churchill announced that it had entered into a definitive agreement for a merger that would result in the Company becoming a wholly owned subsidiary of Churchill.

In February through July 2021, the Company’s board of directors granted a total of 13,665,253 RSUs under the 2021 Plan in connection with the merger with CCIV. The aggregate grant date fair value of the RSUs is estimated to be $287.5 million based on the estimated fair value of our underlying common shares. The RSUs are subject to a performance condition and a service condition. The performance condition was satisfied upon the closing of the merger with CCIV. The service condition for 25% of the RSUs will be satisfied 375 days after the closing of the merger with CCIV and will be satisfied for the remaining RSUs in equal quarterly installments thereafter, subject to continuous employment through each vesting date.

In March 2021, the Company’s board of directors granted a total of 29,859,159 RSUs to its CEO under the 2021 Plan in connection with the merger with CCIV. The CEO RSU Award will be comprised of 13,834,748 RSUs subject to performance and service conditions (the “CEO Time-Based RSUs”) and 16,024,411 RSUs subject to performance and market conditions (the “CEO Performance RSUs”). The aggregate grant date fair value of the CEO RSU Award is estimated to be $556.1 million based on the estimated fair value of our underlying common shares using a Monte Carlo simulation method for awards with market conditions. The performance condition of the CEO Time-Based RSUs and CEO Performance RSUs will be satisfied upon the closing of the merger with CCIV. The service condition for the CEO Time-Based RSUs will be satisfied in 16 equal quarterly installments beginning after the closing of the merger with CCIV, subject to continuous employment through each vesting date. The market conditions for the CEO Performance RSUs will be satisfied based upon the achievement of certain market capitalization goals of the combined company during the five-year period beginning after the closing of the merger with CCIV, subject to continuous employment through each vesting date.

In April 2021, the Company issued 66,909,408 Series E Preferred Shares at a purchase price of approximately $2.99 per share for an aggregate purchase price of $200.0 million. The Company issued offer notices to certain of the Company’s management and members of the board of directors in March 2021 and April 2021 to provide the right to participate in the fourth closing. The offer represented a fully vested, equity classified share option award and the Company recognized $123.6 million in share-based compensation. The Series E convertible preferred shares issued from the fourth closing included 3,034,194 shares to the Company’s management and 1,658,705 shares to members of the board of directors. The total number of shares issued include 535,275 shares issued to the CEO.

In May 2021, the Company completed its evaluation related to the exercise of the convertible preferred share warrant liability that was settled in its entirety in February 2021. Upon final settlement, the Company converted the warrants into $12.9 million of Series D convertible preferred shares and recorded a $7.0 million loss related to fair value remeasurement of the warrants in the consolidated statements of operations.

From March 2021 through May 2021, the Company entered into new lease agreements for retail locations in various locations. The leases commenced in April 2021 and will expire on or before March 2032. Under the lease agreements, the Company will pay base rent from $0.2 million to $1.2 million annually.

On July 23, 2021, the Company consummated the merger with Churchill (the “Merger”) and Churchill was immediately renamed to Lucid Group, Inc. (“Lucid Group”) (the “Closing”). Immediately prior to the Closing, all of the Company’s 437,182,072 issued and outstanding convertible preferred shares were cancelled and converted into 437,182,072 common shares, resulting in 451,295,965 common shares then issued and outstanding. Subsequently, upon the Closing, all 451,295,965 of the Company’s common shares issued and outstanding and all 42,182,931 of the Company’s equity awards granted and outstanding were surrendered and exchanged for 1,193,226,511 shares of Lucid Group common stock and 111,531,080 Lucid Group equity awards covering shares of Lucid Group common stock, respectively, after giving effect to the exchange ratio of 2.644. The Closing of the Merger satisfied the performance condition for all outstanding RSUs, which were each granted during fiscal year 2021, though all RSUs remain subject to future service and/or market conditions.

The Merger has been accounted for as a reverse recapitalization. Accordingly, upon the Closing, the Company raised total net cash proceeds of $4,400.3 million, in exchange for the effective issuance of the 425,395,023 Lucid Group common stock, the 41,400,000 publicly traded Lucid Group, common stock warrants (the “public warrants”), and the 44,350,000 privately placed Lucid Group common stock warrants (the “private warrants”), all of which were previously issued by Churchill and outstanding immediately prior to the Closing, accompanied by a recapitalization.

In connection with the Closing, 17,250,000 shares of Lucid Group common stock and 14,783,333 Lucid Group private warrants, which were beneficially held by the former sponsor of Churchill (the “Churchill Sponsor”), were subjected to transfer restrictions and contingent forfeiture provisions until Lucid Group’s stock price exceeds certain predetermined levels in the post-Merger period (the “Sponsor Earnback Shares” and the “Sponsor Earnback Warrants”, respectively). Any such shares and warrants not released from these transfer restrictions during the earnback period, which expires on the fifth anniversary of the Closing, will be forfeited back to Lucid Group, Inc. for no consideration. The 17,250,000 Sponsor Earnback Shares are comprised of three separate tranches of 5,750,000 shares per tranche. The 14,783,333 Sponsor Earnback Warrants are comprised of three separate tranches of (i) 4,927,778 warrants, (ii) 4,927,778 warrants, and (iii) 4,927,777 warrants. The earnback triggering events for the three respective tranches of the Sponsor Earnback Shares and Sponsor Earnback Warrants will be met upon the earlier of (i) the date on which the volume-weighted average trading sale price of one share of our common stock quoted on Nasdaq is greater than or equal to $20.00, $25.00, and $30.00, respectively, for any 40 trading days within any 60 consecutive trading day period or (ii) a change in control of Lucid pursuant to which stockholders of Lucid have the right to receive consideration implying a value per share greater than or equal to $20.00, $25.00, and $30.00, respectively.

In July 2021, Lucid Group’s board of directors adopted and the stockholders approved the 2021 Incentive Plan (the “2021 Incentive Plan”), which includes an employee stock purchase plan as an addendum (the “ESPP Addendum”). The

2021 Incentive Plan replaced the Company’s 2021 Plan. The 2021 Incentive Plan provides for the grant of restricted shares, non-qualified stock options, incentive stock options, unrestricted shares, stock appreciation rights, restricted stock units and cash awards. Shares of common stock underlying awards that are forfeited or cancelled generally are returned to the pool of shares available for issuance under the 2021 Incentive Plan.

The ESPP Addendum authorizes the issuance of shares of common stock pursuant to purchase rights granted to employees. The purchase price for each share purchased during an offering period will be the lesser of 85% of the fair market value of the share on the purchase date or 85% of the fair market value of the share on the offering date. The offering dates and purchase dates for the ESPP Addendum are determined at the discretion of the Company’s board of directors.

The number of shares of common stock that were reserved for issuance upon formation of the 2021 Incentive Plan, including the ESPP Addendum, was 61,211,436.

On September 8, 2021, Lucid Group announced that it would redeem (the “Redemption”) all of its public warrants that remained outstanding on October 8, 2021 (the “Initial Redemption Date”), for a redemption price of $0.01 per public warrant (the “Redemption Price”). In connection with the Redemption, Lucid Group elected to require that any exercises of public warrants be made on a “cashless” basis, entitling each warrant holder to receive 0.4458 of a share of the Company’s common stock for each public warrant surrendered for exercise. Pursuant to the terms of the public warrants, any public warrants that were not exercised prior to the Initial Redemption Date were reduced to the right to receive the Redemption Price.

On September 29, 2021, the first earnback triggering event related to achieving a volume-weighted average trading sale price greater than or equal to $20.00 for any 40 trading days within any 60 consecutive trading day period was satisfied. As a result, the first tranche of the Sponsor Earnback Shares and Sponsor Earnback Warrants, or 5,750,000 shares of common stock and 4,927,778 private warrants respectively, were vested and no longer subject to the transfer restrictions and contingent forfeiture provisions.

On October 13, 2021, the public warrants were delisted from The Nasdaq Stock Market (“Nasdaq”).

On October 14, 2021, Lucid Group extended the redemption date of its public warrants to October 29, 2021. Subsequent to September 30, 2021 and prior to the conclusion of the redemption notice period on October 29, 2021, an aggregate of 8,951,665 public warrants were exercised on a cashless basis. At the conclusion of the redemption notice period on October 29, 2021, the remaining 365,803 public warrants issued and outstanding were redeemed at price of $0.01 per warrant.

In October 2021, Lucid Group repurchased an aggregate of 857,825 shares of its common stock from certain individuals (the “Individual Sellers”) who were directors and employees of Atieva, Inc. prior to the Merger (such transactions, the “Repurchases”). The repurchase price was $24.15 per share, which was equal to the average closing price of the Company’s common stock on the Nasdaq Global Select Market for the three-trading day period ending on and including October 6, 2021, the second trading day prior to the date of the Repurchases. The Repurchases were effected solely to allow the Individual Sellers to satisfy certain tax obligations (including tax withholding obligations of the Company) incurred in connection with such Individual Sellers’ purchase of shares of Series E Preferred Stock from Atieva, Inc. on April 2, 2021. The Company applied the proceeds received from the repurchases to the applicable U.S. tax authorities to satisfy tax obligations. The Company is accounting for the repurchased shares as treasury stock.

The Individual Sellers include Peter Rawlinson, a director of the Company and the Company’s Chief Executive Officer and Chief Technology Officer, from whom the Company repurchased 178,796 shares; Eric Bach, the Company’s Senior Vice President, Product and Chief Engineer, from whom the Company repurchased 195,557 shares; Michael Bell, the Company’s Senior Vice President, Digital, from whom the Company repurchased 33,526 shares; and Tony Posawatz, a director of the Company, from whom the Company repurchased 14,511 shares.

In October 2021, the Company entered into a purchase commitment with a vendor to purchase battery cells over the next 8 years pursuant to which the Company will need to make non-cancellable prepayments in five installments for a total aggregate amount of $148.0 million.

In late October 2021, reservation holders of Lucid Air Dream Edition models began receiving their vehicles.

In early November 2021, enrollment began in the Lucid Group ESPP 2021 Employee Stock Purchase Plan.

In November 2021, our compensation committee approved the payment of annual cash bonuses for 2021 to certain executive officers in view of the successful achievement of the start of production and start of customer deliveries of the Lucid Air, as well as their respective contributions to the Company’s overall success in 2021, as follows: Mr. Rawlinson will receive $400,000, Mr. Bach will receive $282,000, Ms. House will receive $166,000 Mr. Bell will receive $268,000, and Mr. Smuts will receive $81,000.

On December 3, 2021, Lucid Group received a subpoena from the Securities and Exchange Commission (the “SEC”) requesting the production of certain documents related to an investigation by the SEC. Although there is no assurance as to the scope or outcome of this matter, the investigation appears to concern the Merger between Lucid Group and the Company and certain projections and statements.

On December 5, 2021, the first tranche of the CEO Time-Based RSUs, or 864,670 RSUs, were vested. Upon settlement, Lucid Group issued 397,921 shares of Lucid Group commons stock and elected to withhold 466,749 shares and remit cash of $22.1 million to tax authorities in connection with the estimated tax withholding and remittance obligation.

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